UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4175

Dreyfus Cash Management (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
October 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--59.6%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.00%, 12/14/09 - 1/5/10	675,000,000	675,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (London) (Yankee)
0.27% - 0.35%, 11/9/09 - 4/29/10	1,530,000,000	1,530,021,701
Bank of America N.A.
0.71% - 0.80%, 11/16/09 - 12/21/09	1,050,000,000	1,050,000,000
Bank of Ireland (Yankee)
0.93%, 12/23/09	700,000,000 a	700,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25% - 0.35%, 11/9/09 - 1/8/10	1,700,000,000	1,700,000,000
Barclays Bank PLC (Yankee)
0.40% - 0.71%, 11/10/09 - 3/22/10	900,000,000	900,000,000
Barclays Financial LLC (Yankee)
0.52%, 4/9/10	625,000,000	625,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.28%, 11/2/09 - 12/2/09	1,255,000,000	1,255,000,000
Calyon NA (Yankee)
0.25% - 0.60%, 11/10/09 - 2/5/10	1,900,000,000	1,900,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.24% - 0.32%, 11/9/09 - 1/21/10	1,200,000,000	1,200,000,000
Credit Industriel et Commercial (Yankee)
0.31% - 0.46%, 11/6/09 - 12/15/09	1,100,000,000	1,100,000,000
Deutsche Bank AG (Yankee)
0.30%, 11/9/09	365,000,000	365,000,000
DZ Bank AG (Yankee)
0.26%, 12/29/09 - 1/4/10	550,000,000	550,000,000
Fortis Bank (Yankee)
0.29% - 0.38%, 11/5/09 - 12/14/09	2,150,000,000	2,150,000,000
HSBC USA Inc. (London)
0.32%, 3/29/10	100,000,000	100,000,000
ING Bank N.V. (London)

0.28% - 0.36%, 11/12/09 - 1/19/10	1,005,000,000	1,005,000,000
Intesa Sanpaolo SpA (Yankee)
0.32% - 1.08%, 4/5/10 - 5/21/10	350,000,000	350,000,000
Lloyds TSB Bank PLC (Yankee)
0.35% - 0.43%, 11/3/09 - 11/25/09	400,000,000	400,000,000
Mizuho Corporate Bank (Yankee)
0.25%, 1/4/10 - 1/6/10	1,250,000,000	1,250,000,000
Natixis (Yankee)
0.30% - 0.52%, 11/3/09 - 1/5/10	1,840,000,000	1,840,000,000
Rabobank Nederland (Yankee)
0.30% - 0.31%, 3/29/10 - 4/6/10	1,150,000,000	1,150,000,000
Royal Bank of Scotland PLC (Yankee)
0.30% - 0.50%, 11/6/09 - 1/7/10	550,000,000	550,000,000
Societe Generale (Yankee)
0.24% - 0.30%, 11/20/09 - 1/4/10	1,200,000,000	1,200,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.25% - 0.33%, 11/10/09 - 2/3/10	750,000,000	750,000,000
Svenska Handelsbanken (Yankee)
0.30%, 11/9/09	100,000,000	100,000,000
UBS AG (Yankee)
0.25% - 0.28%, 12/28/09 - 1/7/10	460,000,000	460,000,000
UniCredito Italiano SpA (Yankee)
0.25%, 12/4/09	500,000,000	500,000,000
Total Negotiable Bank Certificates of Deposit
(cost $25,355,021,701)		25,355,021,701
Commercial Paper--12.0%
Abbey National North America LLC
0.10% - 0.30%, 11/2/09 - 11/13/09	1,300,000,000	1,299,967,222
ASB Finance Ltd.
0.30% - 0.35%, 11/10/09 - 12/4/09	122,750,000 a	122,729,884
Banco Bilbao Vizcaya Argenteria Puerto Rico
0.31%, 11/13/09	200,000,000	199,979,333
CBA (Delaware) Finance Inc.
0.29%, 11/9/09	76,350,000	76,345,080
Danske Corp., Inc.
0.24% - 0.25%, 12/22/09 - 12/30/09	460,000,000 a	459,830,817
General Electric Capital Corp.

0.23%, 2/4/10	300,000,000	299,817,917
General Electric Capital Services Inc.
0.24%, 12/21/09	200,000,000	199,934,722
General Electric Co.
0.10%, 11/2/09	1,000,000,000	999,997,222
JPMorgan Chase Funding
0.30%, 11/9/09	500,000,000 a	499,966,667
Natexis Banques Populaires US Finance Co. LLC
0.50%, 11/3/09	10,000,000	9,999,722
Societe Generale N.A. Inc.
0.25% - 0.30%, 11/6/09 - 12/23/09	915,000,000	914,829,306
Total Commercial Paper
(cost $5,083,397,892)		5,083,397,892
Corporate Note--2.4%
Bank of America Corp.
0.27%, 11/2/09
(cost $1,020,000,000)	1,020,000,000	1,020,000,000
U.S. Government Agencies--3.4%
Federal Home Loan Bank
0.64%-0.65%, 5/11/10	454,000,000	453,980,377
Federal Home Loan Mortgage Corp.
0.26%, 1/17/10	1,000,000,000 b,c	1,000,000,000
Total U.S. Government Agencies
(cost $1,453,980,377)		1,453,980,377
Time Deposits--13.1%
Commerzbank AG (Grand Cayman)
0.12%, 11/2/09	1,500,000,000	1,500,000,000
DnB NOR Bank ASA (Grand Cayman)
0.12%, 11/2/09	800,000,000	800,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.08%, 11/2/09	1,000,000,000	1,000,000,000
Landesbank Hessen-Thuringen Girozentrale (Grand Cayman)
0.12%, 11/2/09	500,000,000	500,000,000
Nordea Bank Finland PLC (Grand Cayman)
0.11%, 11/2/09	1,000,000,000	1,000,000,000
State Street Bank and Trust Co. (Grand Cayman)
0.08%, 11/2/09	769,000,000	769,000,000

Total Time Deposits
(cost $5,569,000,000)		5,569,000,000
Repurchase Agreements--3.2%
Barclays Financial LLC
0.06%, dated 10/30/09, due 11/2/09 in the amount of
$500,002,500 (fully collateralized by $175,277,600
U.S. Treasury Bonds, 8.50%, due 2/15/20, value
$251,424,210 and $253,974,100 U.S. Treasury Notes,
1.50%, due 10/31/10, value $258,575,917)	500,000,000	500,000,000
Deutsche Bank Securities
0.06%, dated 10/30/09, due 11/2/09 in the amount of
$750,003,750 (fully collateralized by $225,790,000
Federal Farm Credit Bank, 0.87%, due 4/28/2011, value
$225,943,161 and $531,297,000 Federal Home Loan
Mortgage Corp., 0%-5%, due 11/13/09-11/24/14, value
$539,057,464)	750,000,000	750,000,000
Morgan Stanley
0.22%, dated 10/30/09, due 11/2/09 in the amount of
$100,001,833 (fully collateralized by $102,216,000
Commercial Paper, due 11/19/09-1/29/10, value
$102,000,035)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $1,350,000,000)		1,350,000,000
Asset-Backed Commercial Paper--7.0%
Atlantic Asset Securitization LLC
0.30%, 11/6/09	200,000,000 a	199,991,667
Atlantis One Funding Corp.
0.26% - 0.32%, 11/5/09 - 3/25/10	929,000,000 a	928,702,311
CAFCO LLC
0.32% - 0.35%, 11/5/09 - 11/16/09	515,000,000 a	514,945,132
Cancara Asset Securitisation Ltd.
0.32% - 0.47%, 11/13/09 - 12/9/09	595,000,000 a	594,880,333
CHARTA LLC
0.37%, 4/6/10	250,000,000 a	249,599,167
Clipper Receivables Co.
0.30%, 1/5/10	200,000,000 a	199,891,667
Edison Asset Securitization LLC

0.25%, 12/23/09	85,000,000 a	84,969,305
Gemini Securitization Corp., LLC
0.09%, 11/2/09	200,000,000 a	199,999,500
Total Asset-Backed Commercial Paper
(cost $2,972,979,082)		2,972,979,082
Total Investments (cost $42,804,379,052)	100.7%	42,804,379,052
Liabilities, Less Cash and Receivables	(.7%)	(293,589,911)
Net Assets	100.0%	42,510,789,141

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to $4,755,506,450 or 11.2% of net assets.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Variable rate security--interest rate subject to periodic change.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	42,804,379,052
Level 3 - Significant Unobservable Inputs	-
Total	42,804,379,052

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

The portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

             (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)